Investments in Affiliated Companies	12 Months Ended
Dec. 31, 2013
INVESTMENTS IN AFFLIATED COMPANIES [Abstract]
Investments in Affiliated Companies
10.	INVESTMENTS IN AFFILIATED COMPANIES

The following table includes the Group’s carrying amounts and percentages of ownership of the investments in affiliated companies under the equity and cost methods as of December 31, 2013 and the carrying amounts as of December 31, 2012:

	December 31, 2012	December 31, 2013
	RMB	RMB	Percentage Ownership
Investment in affiliated companies under the equity method:
Beijing Chenkang Technology Co., Ltd ("Beijing Chenkang")	8,722	8,235	25%
Shanghai Maishi Information Technology Co., Ltd. ("Shanghai Maishi")	4,237	4,069	20%
WIP-KIF MCI Investment Fund ("MCI Investment Fund")	5,912	15,003	12%
Anipark Co., Ltd. (“Anipark”)	1,550	606	11%
Shanghai Shimai Information Technology Co., Ltd ("Shanghai Shimai")	1,181	1,126	25%
Shanghai Siyuan Digital Technology Co.; Ltd ("Shanghai Siyuan"	1,916	1,673	20%
Chongqing Xiaoheiwu Technology Co., Ltd("Chongqing Xiaoheiwu")	—	188	23%
Shanghai Shengduo Network Technology Co., Ltd ("Shanghai Shengduo")	8,842	6,663	40%
Shanghai Ningle Technology Co., Ltd ("Shanghai Ningle")	8,759	7,437	40%
AKG Investment Co., Ltd ("AKGI Fund")	5,783	16,611	17%
Fuzhou Shudong Network Technology Co., Ltd ("Fuzhou Shudong")	1,675	1,435	30%
Chengdu Yunyou Network Technology Co., Ltd ("Chengdu Yunyou")	1,277	975	30%
Guangzhou Aozi Software Technology Co., Ltd("Guangzhou Aozi")	—	2,764	33%
Shanghai Miaoyou Network Technology Co., Ltd("Shanghai Miaoyou")	—	500	18%
Game Tales Co., Ltd("Games Tales")	—	272	25%
Others	312	383	20%~40%
Investment in affiliated companies under the cost method:
Zhejiang Shengwang Huashi Technology Co., Ltd ("Zhejiang Shengwang")	600	600	6%
Shanda Online Entertainment Limited (“Shanda Online”)	124,513	124,513	6%
Giant Dream Co., Ltd ("Giant")	8,773	8,610	8%
Total	184,052	201,663

The movements of the investments in affiliated companies are as follows:

	Balances at January 1, 2011	Investments	Share of Profits / (Losses)	Impairment	Other Equity Movement	Balances at December 31, 2011
	RMB	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Beijing Yicheng Tianxia	7,842	—	(4,382)	—	—	3,460
Shanghai Maishi	5,229	—	(651)	—	—	4,578
Chengdu Awata	5,000	—	(1,011)	—	—	3,989
Anipark	3,023	—	2,386	—	(2,332)	3,077
Shijiazhuang Hailan	3,661	—	(267)	(3,394)	—	—
Shanghai Lantian	2,866	—	(176)	—	—	2,690
Shenzhen Youyou	2,197	—	—	(2,197)	—	—
Shanghai Qiyu	829	—	—	—	—	829
Fuzhou Lingyu	319	—	—	—	—	319
Xiamen Lianyu	297	—	—	—	—	297
Chongqing Xiaoheiwu	151	—	(113)	—	—	38
Beijing Chenkang	—	10,000	(180)	—	—	9,820
MCI Investment Fund	—	4,324	(171)	—	33	4,186
Shanghai Shimai	—	1,733	317	—	—	2,050
Shanghai Siyuan	—	2,000	(59)	—	—	1,941
Others	38	317	(106)	—	(241)	8
Investment in affiliated companies under the cost method:
Zhejiang Shengwang	—	600	—	—	—	600
Total	31,452	18,974	(4,413)	(5,591)	(2,540)	37,882

	Balances at January 1, 2012	Investments	Share of Profits / (Losses)	Impairment	Other Equity Movement	Balances at December 31, 2012
	RMB	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Beijing Chenkang	9,820	—	(1,098)	—	—	8,722
Shanghai Maishi	4,578	—	(341)	—	—	4,237
MCI Investment Fund	4,186	2,247	(892)	—	371	5,912
Chengdu Awata	3,989	—	(325)	(3,664)	—	—
Beijing Yicheng Tianxia	3,460	—	(3,460)	—	—	—
Anipark	3,077	—	(1,616)	—	89	1,550
Shanghai Lantian	2,690	—	(47)	(2,643)	—	—
Shanghai Shimai	2,050	—	(869)	—	—	1,181
Shanghai Siyuan	1,941	—	(25)	—	—	1,916
Shanghai Qiyu	829	—	—	(829)	—	—
Fuzhou Lingyu	319	—	—	(319)	—	—
Xiamen Lianyu	297	—	(297)	—	—	—
Chongqing Xiaoheiwu	38	—	(38)	—	—	—
Shanghai Shengduo	—	10,000	(1,158)	—	—	8,842
Shanghai Ningle	—	9,000	(241)	—	—	8,759
AKGI Fund	—	5,655	(63)	—	191	5,783
Fuzhou Shudong	—	2,000	(325)	—	—	1,675
Chengdu Yunyou	—	1,400	(123)	—	—	1,277
Suzhou Shengyou Network Development Co., Ltd.	—	1,000	(1,000)	—	—	—
Others	8	65	239	—	—	312
Investment in affiliated companies under the cost method:
Zhejiang Shengwang	600	—	—	—	—	600
Shanda Online	—	124,513	—	—	—	124,513
Giant	—	8,334	—	—	439	8,773
Total	37,882	164,214	(11,679)	(7,455)	1,090	184,052

	Balances at January 1, 2013	Investments	Share of Profits / (Losses)	Impairment	Other Equity Movement	Balances at December 31, 2013
	RMB	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Beijing Chenkang	8,722	—	(487)	—	—	8,235
Shanghai Maishi	4,237	—	(168)	—	—	4,069
MCI Investment Fund	5,912	9,833	(879)	—	137	15,003
Anipark	1,550	—	(1,076)	—	132	606
Shanghai Shimai	1,181	—	(55)	—	—	1,126
Shanghai Siyuan	1,916	—	(243)	—	—	1,673
Chongqing Xiaoheiwu	—	—	188	—	—	188
Shanghai Shengduo	8,842	—	(2,179)	—	—	6,663
Shanghai Ningle	8,759	—	(1,322)	—	—	7,437
AKGI Fund	5,783	10,576	(400)	—	652	16,611
Fuzhou Shudong	1,675	—	(240)	—	—	1,435
Chengdu Yunyou	1,277	—	(302)	—	—	975
Guangzhou Aozi	—	3,000	(236)	—	—	2,764
Shanghai Miaoyou	—	480	—	—	20	500
Games Tales	—	95	177	—	—	272
Others	312	398	(327)	—	—	383
Investment in affiliated companies under the cost method:
Zhejiang Shengwang	600	—	—	—	—	600
Shanda Online	124,513	—	—	—	—	124,513
Giant	8,773	—	—	—	(163)	8,610
Total	184,052	24,382	(7,549)	—	778	201,663